INVESTMENTS, DEBT AND DERIVATIVES - Impact of hedge accounting on equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	$ 2,779	[1]	$ 3,890
Equity at end of period	2,220		2,779	[1]
Foreign currency translation reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	(8,416)		(7,667)
Foreign currency revaluation of the foreign operations and other	332		(753)
Effective portion of foreign currency revaluation of the hedging instruments	(228)		83
Change in fair value of foreign currency basis spreads	0		0
Amortization of time-period related foreign currency basis spreads	0		0
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture			80
Disposal of subsidiaries – reclassification to profit or loss			(159)
Equity at end of period	(8,312)		(8,416)
Cost of hedging reserve
Disclosure of risk management strategy related to hedge accounting [line items]
Equity at beginning of period	5		0
Foreign currency revaluation of the foreign operations and other	0		0
Effective portion of foreign currency revaluation of the hedging instruments	0		0
Change in fair value of foreign currency basis spreads	23		(4)
Amortization of time-period related foreign currency basis spreads	(19)		5
Net investment hedge amount reclassified to profit or loss – sale of Italy Joint Venture			4
Disposal of subsidiaries – reclassification to profit or loss			0
Equity at end of period	$ 9		$ 5

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.